Note 10 - Capital Stock and Reserves (Details Textual)									1 Months Ended	3 Months Ended	12 Months Ended							36 Months Ended
		Apr. 01, 2028	Apr. 01, 2027	Apr. 01, 2026	Nov. 15, 2025	Apr. 01, 2025	Aug. 22, 2023 CAD ($) $ / shares shares	Aug. 22, 2023 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Jun. 29, 2026	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares shares		Mar. 31, 2025 CAD ($) $ / shares $ / shares shares		Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2028	Mar. 31, 2026 $ / shares	Aug. 24, 2024 CAD ($) shares	Apr. 29, 2024 CAD ($)	Aug. 24, 2023 CAD ($) shares
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement											129,087	(0)				36,000
Proceeds from exercise of options											$ 308,108	$ 0				$ 131,400
Increase (decrease) through exercise of options, equity											$ 299,949					131,400
Increase (decrease) in number of shares outstanding, shares issued, warrants exercised (in shares) | shares											2,024,988
Proceeds from exercise of warrants											$ 6,042,784
Increase (decrease) through exercise of warrants, equity											5,589,650					187,872
Proceeds from exercise of warrants, net											$ 5,589,650	0				0
Class of warrant or right, exercised, exercise price (in CAD per share) | $ / shares											$ 4.94
Issue of equity											$ 13,343,071	11,850,379				7,047,668
Flow-through premium liability									$ 11,666		1,605,690	1,791,526		$ 1,791,526		11,666	$ 0
Payments for share issue costs											1,021,189	675,557				480,415
Proceeds from issuing shares											13,343,071	11,850,379				7,047,668
Total equity									13,209,537		$ 35,503,198	$ 24,492,262		$ 24,492,262		$ 13,209,537	10,387,622
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares																30,900
Issue of equity, shares issued for services																$ 187,872
Number of share options expired in share-based payment arrangement											223,514	156,589				80,300
Share-based arrangement, payment reserve, forfeited											$ 736,783	$ 619,093					$ 860,158
Reversal of share-based payments												$ 134,962
Number of share options granted in share-based payment arrangement											0	339,572				238,500
Change in fair value of derivative, spin-out transaction												$ 5,647
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions											$ 0
Finders warrants [member]
Statement Line Items [Line Items]
Flow-through premium liability									20,143							$ 20,143
Commitment to incur expenses									1,109,268							1,109,268
Warrant premium									377,911							377,911
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares							$ 6.25
Class of warrant or right, granted, value																270,400
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares							1
Warrants and rights outstanding, term (Year)							5 years	5 years
Derivative financial liabilities							$ 823,597		$ 656,946							656,946
Total gains (losses) on financial liabilities at fair value through profit or loss																$ 166,651
Class of warrant or right, granted (in shares) | shares																40,000
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares							40,000	40,000
Total equity							$ 270,400
Warrants readjusted from warrant incentive program [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares											$ 1.75
Incentive warrant [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares											$ 2.2
Warrants and rights outstanding, term (Year)											1 year
Incentive warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares											233,023
Class of warrant and right, exercisable, exercise price (in CAD per share) | $ / shares											$ 4
Incentive warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares											247,471
Class of warrant and right, exercisable, exercise price (in CAD per share) | $ / shares											$ 4
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised during period (in shares) | shares											(0)	(0)				(0)
Class of warrant or right outstanding 1 (in shares) | shares									800,000		800,000	800,000		800,000		800,000	0			800,000		800,000
Class of warrants or rights outstanding, value											$ 1,052,094	$ 152,765		$ 152,765						$ 656,946		$ 823,597
Share purchase warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares																			$ 6.25
Class of warrant or right outstanding 1 (in shares) | shares	[1]										800,000
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares											$ 0.8114
Share purchase warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares											$ 4.4
Class of warrant or right outstanding 1 (in shares) | shares											845,100
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares											$ 0.3584
Share purchase warrants [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants due to related party											$ 409,392
Agent warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants due to related party											$ 43,742
Class of warrant or right, exercised during period (in shares) | shares											162,730	(0)
Class of warrant or right outstanding 1 (in shares) | shares									0			162,730	[2]	162,730	[2]	0
Spin-out transaction, payments per warrants exercised (in CAD per share) | $ / shares											$ 0.2688
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercised, exercise price (in CAD per share) | $ / shares											$ 3	$ 0				$ 0
Class of warrant or right, granted, value												$ 201,500
Class of warrant or right, granted (in shares) | shares												162,781
Expense from share-based payment transactions												$ 22,001
Class of warrant or right, exercised during period (in shares) | shares											162,730	(0)				(0)
Class of warrant or right outstanding 1 (in shares) | shares									49,039		138,943	206,055		206,055		49,039	5,765
Number of warrants issued during the period (in shares) | shares												5,765
Shares issued for financing [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares											1,432,785
Issue of equity											$ 6,529,391
Legal and filing fees											571,081
Flow-through shares issued in 2026 private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants											$ 0
Shares issued, price per share 1 (in CAD per share) | $ / shares											$ 3.4
Legal and filing fees											$ 157,873
Number of instruments granted in share-based payment arrangement											1,690,200
Proceeds from issuing other equity instruments											$ 5,746,680
Flow-through premium liability											1,605,690	$ 0		$ 0
Cash finder's fees paid											451,721
Commitment to incur expenses											5,746,680
Qualifying CEE											$ 0
Flow-through shares issued in 2026 private placement [member] | Warrants issued in 2026 private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares											$ 4.4
Flow-through shares issued in 2026 private placement [member] | Finder's warrants issued in 2026 private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares											$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares											98,892
Class of warrant or right, granted, value											$ 115,600
Flow-through shares issued in 2025 non-brokered private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants												$ 0
Shares issued, price per share 1 (in CAD per share) | $ / shares												$ 5.88
Legal and filing fees												$ 22,694
Number of instruments granted in share-based payment arrangement												247,471
Proceeds from issuing other equity instruments									$ 105,000			$ 1,455,129
Flow-through premium liability											0	427,776		427,776							$ 537,012
Cash finder's fees paid												175
Commitment to incur expenses												$ 1,455,129		$ 1,455,129
Qualifying CEE											1,455,129
Weighted average trading price (in CAD per share) | $ / shares												$ 6		$ 6
Flow-through shares issued in 2025 non-brokered private placement [member] | Warrants issued in non-brokered 2025 private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												4		4
Flow-through shares issued in 2025 non-brokered private placement [member] | Finder's warrants issued in non-brokered 2025 private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 3.4		$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares												51		51
Class of warrant or right, granted, value												$ 100
Second nonbrokered private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants												$ 368,250
Number of instruments granted in share-based payment arrangement												1,473,000
Proceeds from issuing other equity instruments												$ 4,419,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 3		$ 3
Second nonbrokered private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 4		4
Second nonbrokered private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement												162,730
Proceeds from issuing other equity instruments												$ 201,500
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 3		$ 3
Finders fee												$ 570,015		$ 570,015
Payments for share issue costs												82,673
Tranche 2 of second private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants												$ 255,625
Number of instruments granted in share-based payment arrangement												1,022,500
Proceeds from issuing other equity instruments												$ 3,578,750
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 3.5		$ 3.5
Flow-through premium liability											0	$ 511,250		$ 511,250
Commitment to incur expenses												$ 3,578,750		$ 3,578,750
Qualifying CEE											3,578,750
Tranche 2 of second private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 4		$ 4
Tranche 3 of second private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants												$ 137,500
Number of instruments granted in share-based payment arrangement												550,000
Proceeds from issuing other equity instruments												$ 2,502,500
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 4.55		$ 4.55
Flow-through premium liability											0	$ 852,500		$ 852,500
Commitment to incur expenses												$ 2,502,500		$ 2,502,500
Qualifying CEE											2,502,500
Tranche 3 of second private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares												$ 4		$ 4
Shares issued in public offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares							800,000	800,000
Shares issued, price per share 1 (in CAD per share) | (per share)							$ 6.77	$ 5
Payments for share issue costs							$ 387,416	$ 286,000
Number of warrants per unit (in shares) | shares							1
Number of common shares per unit (in shares) | shares							1
Proceeds from issuing shares							$ 5,418,400	$ 4,000,000
Tranche 1 of private placement [member]
Statement Line Items [Line Items]
Cash finder's fees paid																$ 11,134
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants																$ 1,109,268
Number of instruments granted in share-based payment arrangement																188,651
Proceeds from issuing other equity instruments																$ 1,109,268
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 5.88							$ 5.88
Tranche 1 of private placement [member] | Non-flow-through units issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants																$ 520,000
Number of instruments granted in share-based payment arrangement																152,941
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									3.4							$ 3.4
Tranche 1 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									4							4
Weighted average trading price (in CAD per share) | $ / shares									6							6
Tranche 1 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares									$ 3.4							$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares									3,274							3,274
Class of warrant or right, granted, value																$ 9,700
Qualifying CEE												$ 1,109,268
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants due to related party											$ 453,134
Denison Mines Corp. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares											485,000
Shares issued, price per share 1 (in CAD per share) | $ / shares											$ 2.2
Issue of equity											$ 1,067,000
Capital reserve [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of options, equity											(233,014)					(53,400)
Increase (decrease) through exercise of warrants, equity											(230,400)					0
Issue of equity											0	0				0
Payments for share issue costs												(0)				(0)
Total equity									$ 2,462,047		$ 3,294,831	3,280,933		$ 3,280,933		2,462,047	$ 1,806,894
Restricted share units [member]
Statement Line Items [Line Items]
Shares issued, settlement of other equity instruments (in shares) | shares											51,193
Share-based reserves, reallocation to share capital											$ 139,244	224,591
Shares issued, settlements of other equity instruments												82,570
Expense from share-based payment transactions											$ 1,213,011	$ 468,247				$ 0
Number of other equity instruments granted in share-based payment arrangement											428,718	229,579
Weighted average fair value at measurement date, other equity instruments granted											$ 1,975,710	$ 614,957		$ 614,957
Number of other equity instruments vested in share-based payment arrangement												79,317
Number of other equity instruments exercised or vested in share-based payment arrangement											51,193	82,570
Restricted share units [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Share options, vesting duration (Year)																		3 years
Number of other equity instruments vested in share-based payment arrangement					5,362	7,088												89,674
Number of other equity instruments exercised or vested in share-based payment arrangement										3,499
Common shares [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement											129,087					36,000
Proceeds from exercise of options											$ 299,949					$ 131,400
Increase (decrease) through exercise of options, equity																$ 53,400
Number of share options exercised cashless in share-based payment arrangement (in shares) | shares											10,319
Increase (decrease) through cashless exercise of options, equity											$ 3,278
Exercise price of outstanding share options (in CAD per share) | $ / shares									$ 4.95		$ 4.8					$ 4.95
The 2023 stock incentive plan [member]
Statement Line Items [Line Items]
Share-based compensation, number of shares authorized (in shares) | shares											1,500,000
Share-based compensation, number of shares authorized, percentage of issued and outstanding shares											15.00%
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												36,000				17,500
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)												$ 3.01		$ 2.84		$ 5.65
Share-based payment arrangement, options, fair value									$ 60,200			$ 112,200		$ 112,200		$ 60,200
Share-based payment arrangement, award vesting period (Year)																3 years
Options issued to directors and officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												83,194
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 2.51
Share-based payment arrangement, options, fair value												$ 167,600		$ 167,600
Number of share options vested under share-based arrangements (in shares) | shares												51,323
Number of unvested stock options outstanding (in shares) | shares												31,871		31,871
Share options, vesting duration (Year)												3 years
Expense from share-based payment transactions											$ 24,728	$ 133,795
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												55,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 2.51
Share-based payment arrangement, options, fair value												$ 91,100		$ 91,100
Options issued to a director, officer, and consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												36,815
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 2.51
Share-based payment arrangement, options, fair value												$ 77,400		$ 77,400
Options issued to consultant three [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												36,000				20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)												$ 1.42		$ 0.99		$ 3.3
Share-based payment arrangement, options, fair value									36,000			$ 39,900		$ 39,900		$ 36,000
Share-based payment arrangement, award vesting period (Year)																2 years
Options issued to director [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												9,200				20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 1.38				$ 5.47
Share-based payment arrangement, options, fair value									75,500			$ 10,200		10,200		$ 75,500
Share-based payment arrangement, award vesting period (Year)																3 years
options issued to consultant four [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement												83,333				36,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 1.2				$ 3.65
Share-based payment arrangement, options, fair value									53,400			$ 61,800		$ 61,800		$ 53,400
Share-based payment arrangement, award vesting period (Year)																1 year
Options issued to directors and a consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																40,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																$ 6.6
Share-based payment arrangement, options, fair value									173,500							$ 173,500
Share-based payment arrangement, award vesting period (Year)																3 years
Options issued to officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																$ 6.6
Share-based payment arrangement, options, fair value									445,500							$ 445,500
Share-based payment arrangement, award vesting period (Year)																5 years
Options issued to officer [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																$ 3.98
Share-based payment arrangement, options, fair value									$ 66,600							$ 66,600
Share-based payment arrangement, award vesting period (Year)																5 years
Restricted share units vesting on April 1, 2026 [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement				142,906
Restricted share units vesting on April 1, 2027 [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement			142,906
Restricted share units vesting on April 1, 2028 [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement		142,906
Restricted share units vesting on April 25, 2025 or on resignation [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement												48,138
Restricted share units vesting on April 25, 2025 or on resignation [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement						40,276
Restricted share units vesting on resignation [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement												7,862
Peg North property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares											30,000	28,818				13,072
Increase (decrease) in equity, evaluation and exploration assets option agreement											$ 150,000	$ 100,000				$ 100,000
Jean lake property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares											17,361	12,106				6,128
Increase (decrease) in equity, evaluation and exploration assets option agreement											$ 75,000	$ 50,000				$ 50,000
Athabasca properties [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares												1,795,492
Increase (decrease) in equity, evaluation and exploration assets option agreement												$ 6,716,449
Lac Simard South property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares																10,700
Increase (decrease) in equity, evaluation and exploration assets option agreement																$ 85,600

[1]	$0.8114 per warrant exercised.
[2]	130,184 exercised subsequently